Annual Total Returns (Bar Chart) (Invesco V.I. Mid Cap Core Equity Fund, Series II shares, Invesco V.I. Mid Cap Core Equity Fund)	12 Months Ended
May 02, 2011
Invesco V.I. Mid Cap Core Equity Fund | Series II shares, Invesco V.I. Mid Cap Core Equity Fund
Annual Total Returns
'02	(11.20%)
'03	27.05%
'04	13.57%
'05	7.27%
'06	10.98%
'07	9.29%
'08	(28.68%)
'09	29.85%
'10	13.78%